Parent Company Only condensed Financial Information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 1,931	$ 13,009	$ 3,196
Prepaid expenses and other current assets, net	27,586	15,817
Total current assets	53,834	133,810
Non-current assets
Total non-current assets	26,558	29,201
Total assets	80,392	163,011
Current liabilities
Accrued expenses and other payables	18,997	8,125
Short-term bank and other borrowings	11,010	12,648
Total current liabilities	83,147	107,027
Total liabilities	102,866	116,006
Shareholders' equity
Additional paid-in capital	124,062	120,642
Accumulated deficit	(146,194)	(74,231)
Accumulated other comprehensive loss	(2,143)	(507)	(2,626)	$ (1,149)
Total shareholders’ equity (deficit)	(22,178)	47,005	$ (55,351)	$ (55,396)
Total liabilities and shareholders’ equity (deficit)	80,392	163,011
Borqs International [Member]
Current assets
Cash and cash equivalents		2
Prepaid expenses and other current assets, net	10,076	164
Amount due from related parties	6,893	68,643
Total current assets	16,969	68,809
Non-current assets
Investments in subsidiaries and Consolidated VIEs	(32,236)	(13,197)
Total non-current assets	(32,236)	(13,197)
Total assets	(15,267)	55,612
Current liabilities
Accrued expenses and other payables	6,911	2,810
Short-term bank and other borrowings		5,000
Total current liabilities	6,911	7,810
Total liabilities	6,911	7,810
Shareholders' equity
Additional paid-in capital	124,062	120,642
Accumulated deficit	(144,097)	(72,333)
Accumulated other comprehensive loss	(2,143)	(507)
Total shareholders’ equity (deficit)	(22,178)	47,802
Total liabilities and shareholders’ equity (deficit)	$ (15,267)	$ 55,612